SHARE-BASED PAYMENTS - Schedule of activity of share options (Details) - 2019 & 2023 ESOP	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Number of options
Outstanding, beginning balance (in shares) | shares	8,874,994	12,707,243
Granted during the year (in shares) | shares	0	0
Forfeited during the year (in shares) | shares	0	(152,036)
Exercised during the year (in shares) | shares	(1,536,116)	(1,998,817)
Outstanding, ending balance (in shares) | shares	7,338,878	10,556,390
Exercisable (in shares) | shares	6,980,812	5,728,844
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 9.98	$ 10.02
Granted during the year (in USD per share) | $ / shares	0	0
Forfeited during the year (in USD per share) | $ / shares	0	10.06
Exercised during the year (in USD per share) | $ / shares	9.57	10.57
Outstanding, ending balance (in USD per share) | $ / shares	10.06	9.91
Exercisable (in USD per share) | $ / shares	$ 10.02	$ 9.88